Future Minimum Rent (Schedule of Future Minimum Rental Income from Non-Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 145,109
2020	146,826
2021	149,142
2022	144,560
2023	141,915
Thereafter	1,005,017
Total	$ 1,732,569